Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 10 – Share-based payments

The terms and conditions related to the grants of the share option programs are as follows (All granted options and restricted stock units (RSU) are non-tradable and physically-settled):

Date of grant and eligible recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions	Contractual duration of the instrument (years)
Options awarded to employees of the Company and subsidiaries on March 25, 2021	Options exercisable for ordinary shares	2,600	1/3 after one year and the balance in 8 quarterly tranches	4 years
RSUs awarded to directors on March 25, 2021	The RSUs vest automatically at no exercise price	90	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to employees of the Company and subsidiaries on April 19, 2021	Options exercisable for ordinary shares	800	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to employees of the Company and subsidiaries on July 22, 2021	Options exercisable for ordinary shares	1,362.5	1/3 after one year and the balance in 8 quarterly tranches	4 years
RSUs awarded to directors on September 14, 2021	The RSUs vest automatically at no exercise price	287.5	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to directors on September 14, 2021	Options exercisable for ordinary shares	785.6	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to the deputy CEO on September 14, 2021	Options exercisable for ordinary shares	250	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to BlueSoundWaves on October 6, 2021	Options exercisable for ordinary shares	6,215.8	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration	10 years
RSUs awarded to BlueSoundWaves on October 6, 2021	The RSUs vest automatically at no exercise price	1,243.1	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration	10 years
Options awarded to employees of the Company and subsidiaries on November 24, 2021	Options exercisable for ordinary shares	925	1/3 after one year and the balance in 8 quarterly tranches	4 years
Total options/RSUs exercisable/vesting into shares granted in the year ended December 31, 2021		14,559.5

A.	Number and weighted average exercise prices of options and RSUs

The number and weighted average exercise prices of options and RSUs are as follows:

	Number of options and RSUs 2021	Weighted average exercise price 2021 NIS
Outstanding at January 1	9,505,140	2.60
Granted during the year	14,559,520	2.06
Forfeited during the year	194,673	1.63
Exercised during the year(1)	4,834,730	2.55
Outstanding at December 31	19,035,257	2.20
Exercisable at December 31	3,562,192	3.07

(1)  Partly executed through cashless mechanism

Besides incentive options and RSUs, as of the balance sheet date the Company has issued securities exercisable into 22,866,787 ordinary shares to investors, former shareholders of Peace of Meat (see Note 16) and former Ophectra Real Estate and Investments Ltd. employees prior to the reverse merger (see Note 1A), including investor warrants exercisable into 20,224,191 ordinary shares with exercise prices between NIS 3.03 and NIS 6.00, earn-out rights of former shareholders of Peace of Meat, exercisable into 2,412,596 ordinary shares with no exercise price and prior Ophectra Real Estate and Investments Ltd. employees options exercisable into 230,000 ordinary shares with exercise prices between NIS 1.72 and NIS 2.50.

B.	Information on measurement of fair value of share-based payment plans

The fair value at the dates the options and RSUs were awarded was estimated using a binomial option pricing model.

Breakdown of the parameters used for measuring fair value at the date the share-based payment plans were awarded:

Options/RSUs
Fair value at date awarded	NIS 23.0 million (USD 7.0 millions)

Parameters taken into account in the fair value calculation:
Share price (NIS at date awarded)	2.05 - 3.53
Exercise price (NIS unlinked)	0 - 3.68
Expected volatility	73.84% - 93.10%
Expected useful life	4 - 10 years
Risk-free interest rate	0.23% - 1.97%
Expected rate of dividend	0%

The expected volatility was determined on the basis of share price volatility in similar companies, due to the Company’s limited share price performance history since the date of the merger in January 2020 described in Note 1A above. The simplified method was used for estimating the expected useful life of the employee stock options. The estimated useful life of the options for consultants and officers is the full contractual life of the option. The risk-free interest rate was based on NIS-linked Israeli Government bonds until the time of the Company’s Nasdaq listing, and US Treasury notes thereafter, with time to maturity equivalent to the expected useful life of the options. Share price was used based on share prices on the TASE until the time of the Company’s Nasdaq Capital Markets listing, and on Nasdaq thereafter.

The total non-cashflow expenses recorded during the years ended December 31, 2021, 2020 and 2019, amounted to approximately USD 4.0 million (NIS 12.7 million), USD 4.0 million (NIS 13.1 million) and USD 0, respectively.